Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants - Warrant [Member] - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Expected dividend yield
Volatility	132.78%	132.78%
Weighted average fair value per warrant (in Dollars per share)	$ 4.44	$ 4.69
Minimum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.13%	4.13%
Expected life of warrants	1 year 9 months 21 days	2 years 21 days
Maximum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.49%	4.49%
Expected life of warrants	4 years 6 months 18 days	4 years 9 months 18 days